27. SHAREHOLDERS' EQUITY (Details 5) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders Equity Details 5Abstract
Shares at the beginning of the period	1,333,701	13,468,001
Sale of treasury shares	0	(12,134,300)	(140,600)
Anticipated transfer of restricted shares	276,477	0	0
Shares at the end of the period	1,057,224	1,333,701	13,468,001